EXHIBIT 99.1

Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity	Check if Registered	Name of originator	Total Assets in ABS by Originator (Data presented is as of the securitization date)			Assets That Were Subject of Demand (Data presented is as of the end of the reporting period: 6/30/2013) (1)			Assets That Were Repurchased or Replaced (Data presented is as of the end of the reporting period: 6/30/2013) (1)			Assets Pending Repurchase or Replacement (within cure period) (Data presented is as of the end of the reporting period: 6/30/2013) (1)			Demand in Dispute (Data presented is as of the end of the reporting period: 6/30/2013) (1)			Demand Withdrawn (Data presented is as of the end of the reporting period: 6/30/2013) (1)			Demands Rejected (Data presented is as of the end of the reporting period: 6/30/2013) (1)			Notes
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
RESIDENTIAL MORTGAGE-BACKED SECURITIES
Natixis Real Estate Capital Trust 2007-HE2 CIK#: 0001396344	X	Accredited	52	6,012,740.38	0.657	52	2,565,963.02	1.064	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	52	2,565,963.02	1.064
		CIT	178	33,704,512.04	3.683	178	8,607,240.60	3.570	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	178	8,607,240.60	3.570
		First Horizon	288	49,316,184.49	5.388	288	15,922,749.82	6.605	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	288	15,922,749.82	6.605
		First NLC	1,477	260,278,344.34	28.438	1,477	92,569,857.14	38.398	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	1477	92,569,857.14	38.398
		Flex Point	21	4,820,037.74	0.527	21	2,291,210.20	0.950	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	21	2,291,210.20	0.950
		Funding America	53	7,752,437.04	0.847	53	3,001,014.89	1.245	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	53	3,001,014.89	1.245
		Lenders Direct	192	41,684,439.78	4.554	192	6,119,379.27	2.538	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	192	6,119,379.27	2.538
		Lime Financial	7	1,299,619.31	0.142	7	764,555.62	0.317	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	7	764,555.62	0.317
		Mandalay	4	403,270.81	0.044	4	19,165.86	0.008	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	4	19,165.86	0.008
		Master Financial	1,788	473,849,858.06	51.772	1,788	94,647,891.72	39.260	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	1788	94,647,891.72	39.260
		Maxim	38	9,320,722.42	1.018	38	3,389,785.35	1.406	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	38	3,389,785.35	1.406
		New Century	15	2,633,973.45	0.288	15	1,722,580.86	0.715	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	15	1,722,580.86	0.715
		Platinum Capital	7	1,789,448.04	0.196	7	311,953.50	0.129	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	7	311,953.50	0.129
		Rose Mortgage	84	22,393,668.53	2.447	84	9,146,539.87	3.794	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	84	9,146,539.87	3.794
Total by Issuing Entity			4204	915,259,256.43	100	4204	241,079,887.72	100.00	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	0	0.00	0.000	4204	241,079,887.72	100.000

(1) For the columns in which the data is presented as of June 30, 2013, the outstanding principal balance of any loan that was liquidated prior to such date was treated as $0.00.